Investment Securities - Schedule of Exposure to Investment Security Issuers Exceed Ten Percentage of Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Amortized Cost	$ 2,147,276	$ 1,963,046
Market Value	2,158,853	1,936,797
Investment Concentration Risk [Member]
Schedule of Investments [Line Items]
Amortized Cost	1,928,433
Market Value	1,933,168
Investment Concentration Risk [Member] | Federal National Mortgage Association (Fannie Mae) [Member]
Schedule of Investments [Line Items]
Amortized Cost	1,220,841
Market Value	1,226,654
Investment Concentration Risk [Member] | Federal Home Loan Mortgage Corporation (Freddie Mac) [Member]
Schedule of Investments [Line Items]
Amortized Cost	707,592
Market Value	$ 706,514